John Hancock Investment Trust

John Hancock ESG All Cap Core Fund (the fund)

Supplement dated February 5, 2019 to the current prospectus, as may be supplemented (the prospectus)

Effective June 30, 2019 (the effective date), Stephanie Leighton, CFA will no longer serve as portfolio manager of the fund. Accordingly, as of the effective date, all references to Ms. Leighton will be removed from the prospectus. Following the effective date, Elizabeth Levy, CFA and Cheryl Smith, Ph.D., CFA will continue to serve as lead portfolio manager and portfolio manager of the fund, respectively, and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Investment Trust

John Hancock ESG All Cap Core Fund (the fund)

Supplement dated February 5, 2019 to the current Statement of Additional Information, as may be supplemented (the SAI)

Effective June 30, 2019 (the effective date), Stephanie Leighton, CFA will no longer serve as portfolio manager of the fund. Accordingly, as of the effective date, all references to Ms. Leighton will be removed from the SAI. Following the effective date, Elizabeth Levy, CFA and Cheryl Smith, Ph.D., CFA will continue to serve as lead portfolio manager and portfolio manager of the fund, respectively, and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the SAI and retain it for future reference.

John Hancock Investment Trust

John Hancock ESG Large Cap Core Fund (the fund)

Supplement dated February 5, 2019 to the current prospectus, as may be supplemented (the prospectus)

Effective June 30, 2019 (the effective date), Stephanie Leighton, CFA will no longer serve as co-lead portfolio manager of the fund. Accordingly, as of the effective date, all references to Ms. Leighton will be removed from the prospectus. Following the effective date, Cheryl Smith, Ph.D., CFA will serve as lead portfolio manager of the fund, Elizabeth Levy, CFA will continue to serve as portfolio manager of the fund, and they will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Investment Trust

John Hancock ESG Large Cap Core Fund (the fund)

Supplement dated February 5, 2019 to the current Statement of Additional Information, as may be supplemented (the SAI)

Effective June 30, 2019 (the effective date), Stephanie Leighton, CFA will no longer serve as co-lead portfolio manager of the fund. Accordingly, as of the effective date, all references to Ms. Leighton will be removed from the SAI. Following the effective date, Cheryl Smith, Ph.D., CFA will serve as lead portfolio manager of the fund, Elizabeth Levy, CFA will continue to serve as portfolio manager of the fund, and they will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the SAI and retain it for future reference.